Investments - Maturities of available-for-sale debt securities included in short-term investments (Detail) ¥ in Millions	Dec. 31, 2022 JPY (¥)
Debt Securities Available For Sale Maturity [Line Items]
Debt Securities, Available-for-sale	¥ 14,086
Due Within One Year Through Five Years [Member]
Debt Securities Available For Sale Maturity [Line Items]
Debt Securities, Available-for-sale	4,785
Due Within One Year [Member]
Debt Securities Available For Sale Maturity [Line Items]
Debt Securities, Available-for-sale	¥ 9,301